Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Value added tax receivable	$98	$96
Prepaid expenses	571	88
Advance to vendors	3	13
Contract asset, current	19	22
Other current assets	62	-
Total prepaid expenses and other current assets	$753	$219